Submission	Apr. 27, 2026
Submission [Line Items]
Central Index Key	0000102729
Registrant Name	VALMONT INDUSTRIES INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES